Basis for consolidation (Details) shares in Thousands, R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$) shares
Banco Santander Brasil S A [Member] | Santander Sociedade De Credito Financiamento E Investimento S A New Name Of Aymore Credito Financiamento E Investimento S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Financial
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 50,159
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Esfera Fidelidade S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Services Provision
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 10,001
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Return Capital Asset And Holding Management S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Debt Collection and Credit Recovery Management
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 486,010
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Em Dia Servicos Especializados Em Cobranca Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Debt Collection and Credit Recovery Management
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 257,306
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Rojo Entretenimento S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Service Provision
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 7,417
Direct participation	94.60%
Proportion of ownership interest in subsidiary	94.60%
Banco Santander Brasil S A [Member] | Sanb Promotora De Vendas E Cobranca Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Provision of Digital Media Services
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 71,181
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Sancap Investimentos E Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Holding
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 23,538,159
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Brasil Administradora De Consorcio Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Consortium
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 372,186
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Corretora De Cambio E Valores Mobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Securities Brokerage
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 14,067,640
Direct participation	99.99%
Proportion of ownership interest in subsidiary	99.99%
Preferred Shares | shares	14,067,640
Banco Santander Brasil S A [Member] | Santander Corretora De Seguros Investimentos Servicos S A Santander Corretora De Seguros [Member]
IfrsStatementLineItems [Line Items]
Activity	Insurance Broker
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 7,184
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Holding Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Others
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 558,601
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Leasing S A Arrendamento Mercantil [Member]
IfrsStatementLineItems [Line Items]
Activity	Leasing
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 164
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | F 1 R S T Tecnologia [Member]
IfrsStatementLineItems [Line Items]
Activity	Provision of Technology Services
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 241,941
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Pulse Client Expert Ltda Nova Denominacao Social Da S X Negocios [Member]
IfrsStatementLineItems [Line Items]
Activity	Provision of Call Center Services
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 75,050
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Tools Solucoes E Servicos Compartilhados Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Services Provision
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 192,000
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries Of Santander Sociedade De Credito Financiamento E Investimento S A New Name Of Aymore Credito Financiamento E Investimento S A [Member] | Banco Hyundai Capital Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 150,000
Direct participation	50.00%
Proportion of ownership interest in subsidiary	50.00%
Subsidiaries Of Santander Sociedade De Credito Financiamento E Investimento S A New Name Of Aymore Credito Financiamento E Investimento S A [Member] | Solutions 4 Fleet [Member]
IfrsStatementLineItems [Line Items]
Activity	Tecnology
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 500,411
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Controlled By Santander Leasing [Member] | Bank Bandepe S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 3,589
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Controlled By Santander Leasing [Member] | Santander Distribuidora De Titulos E Valores Mobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Distributor
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 461
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries Of Sancap Investimentos E Participacoes S A [Member] | Santander Capitalizacao S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Capitalization
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 64,615
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries Of Sancap Investimentos E Participacoes S A [Member] | Evidence Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Pension
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 42,819,564
Direct participation	100.00%
Proportion of ownership interest in subsidiary	100.00%
Santander Corretora De Seguros [Member] | America Gestao Servicos Em Energia S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Energy
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 653
Direct participation	70.00%
Proportion of ownership interest in subsidiary	70.00%
Santander Corretora De Seguros [Member] | Fit Economia De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Energy
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 10,400
Direct participation	65.00%
Proportion of ownership interest in subsidiary	65.00%
Santander Corretora De Titulos De Valores Mobiliarios Ltda [Member] | Toro Corretorade Titulose Valores Mobiliarios Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Securities Brokerage
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 21,559
Direct participation	48.00%
Proportion of ownership interest in subsidiary	48.00%
Santander Corretora De Titulos De Valores Mobiliarios Ltda [Member] | Santander Investimentos Sociedade Prestadora De Servicos De Ativos Virtuais S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Investments
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 44,101
Direct participation	13.23%
Proportion of ownership interest in subsidiary	13.23%
Toro Corretora De Titulos De Valores Mobiliarios Ltda [Member] | Santander Investimentos Sociedade Prestadora De Servicos De Ativos Virtuais S A [Member]
IfrsStatementLineItems [Line Items]
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 289,362
Direct participation	86.77%
Proportion of ownership interest in subsidiary	86.77%
Toro Corretora De Titulos De Valores Mobiliarios Ltda [Member] | Toro Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Investments
Jointly Controlled Companies By Sancap [Member] | Santander Auto S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Insurance company
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 22,452
Direct participation	50.00%
Proportion of ownership interest in subsidiary	50.00%